Exceptional items (Tables)	9 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	€m	€m	€m	€m
Business transformation program (1)	14.4	13.2	47.2	51.8
Fortenova Acquisition integration costs (2)	—	0.2	—	1.5
Information Technology transformation program (3)	—	—	—	0.6
Settlement of legacy matters (4)	(0.1)	0.1	3.0	0.2
Total exceptional items	14.3	13.5	50.2	54.1